Derivatives, Gross Fair Values of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Assets
Gross amounts recognized, assets	$ 65,682	$ 39,326
Gross amounts offset in consolidated balance sheet, assets	(39,836)	(25,123)
Net amounts in consolidated balance sheet, assets	25,846	14,203
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Assets	(2,157)	(539)
Net amounts, assets	23,689	13,664
Derivative Liabilities
Gross amounts recognized, liabilities	58,065	37,930
Gross amounts offset in consolidated balance sheet	(41,556)	(28,851)
Net amounts in consolidated balance sheet, liabilities	16,509	9,079
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Liabilities	(3,588)	(1,038)
Net amounts, liabilities	12,921	8,041
Derivatives (Textual) [Abstract]
Derivative assets subject to enforceable master netting arrangements	54,600	33,700
Derivative liabilities subject to enforceable master netting arrangements	50,100	33,500
Derivative assets not subject to enforceable master netting arrangements	11,100	5,600
Derivative liabilities not subject to enforceable master netting arrangements	8,000	4,400
Cash collateral payables not offset against derivatives	1,800	6,300
Cash collateral receivables not offset against derivatives	984	1,400
Valuation adjustments for derivative assets	399	231
Valuation adjustments for derivative liabilities	201	100
Cash collateral netted against derivative assets	5,500	2,900
Cash collateral netted against derivative liabilities	7,500	6,800
Interest rate contracts [Member]
Derivative Assets
Gross amounts recognized, assets	36,063	24,047
Gross amounts offset in consolidated balance sheet, assets	(21,968)	(14,878)
Net amounts in consolidated balance sheet, assets	14,095	9,169
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Assets	(1,274)	(445)
Net amounts, assets	$ 12,821	$ 8,724
Percent exchanged in the over the counter market, assets	96.00%	95.00%
Derivative Liabilities
Gross amounts recognized, liabilities	$ 26,302	$ 19,366
Gross amounts offset in consolidated balance sheet	(21,934)	(16,595)
Net amounts in consolidated balance sheet, liabilities	4,368	2,771
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Liabilities	(2,219)	(545)
Net amounts, liabilities	$ 2,149	$ 2,226
Percent exchanged in the over the counter market, liabilities	95.00%	94.00%
Commodity contracts [Member]
Derivative Assets
Gross amounts recognized, assets	$ 2,036	$ 1,421
Gross amounts offset in consolidated balance sheet, assets	(940)	(888)
Net amounts in consolidated balance sheet, assets	1,096	533
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Assets	(4)	(2)
Net amounts, assets	$ 1,092	$ 531
Percent exchanged in the over the counter market, assets	84.00%	80.00%
Derivative Liabilities
Gross amounts recognized, liabilities	$ 1,543	$ 1,770
Gross amounts offset in consolidated balance sheet	(819)	(677)
Net amounts in consolidated balance sheet, liabilities	724	1,093
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Liabilities	0	(2)
Net amounts, liabilities	$ 724	$ 1,091
Percent exchanged in the over the counter market, liabilities	69.00%	82.00%
Equity contracts [Member]
Derivative Assets
Gross amounts recognized, assets	$ 18,885	$ 8,536
Gross amounts offset in consolidated balance sheet, assets	(10,968)	(5,570)
Net amounts in consolidated balance sheet, assets	7,917	2,966
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Assets	(737)	(69)
Net amounts, assets	$ 7,180	$ 2,897
Percent exchanged in the over the counter market, assets	74.00%	65.00%
Derivative Liabilities
Gross amounts recognized, liabilities	$ 22,006	$ 10,464
Gross amounts offset in consolidated balance sheet	(12,283)	(6,647)
Net amounts in consolidated balance sheet, liabilities	9,723	3,817
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Liabilities	(837)	(319)
Net amounts, liabilities	$ 8,886	$ 3,498
Percent exchanged in the over the counter market, liabilities	78.00%	81.00%
Foreign exchange contracts [Member]
Derivative Assets
Gross amounts recognized, assets	$ 8,603	$ 5,214
Gross amounts offset in consolidated balance sheet, assets	(5,887)	(3,722)
Net amounts in consolidated balance sheet, assets	2,716	1,492
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Assets	(141)	(22)
Net amounts, assets	$ 2,575	$ 1,470
Percent exchanged in the over the counter market, assets	100.00%	100.00%
Derivative Liabilities
Gross amounts recognized, liabilities	$ 8,156	$ 6,247
Gross amounts offset in consolidated balance sheet	(6,481)	(4,866)
Net amounts in consolidated balance sheet, liabilities	1,675	1,381
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Liabilities	(529)	(169)
Net amounts, liabilities	$ 1,146	$ 1,212
Percent exchanged in the over the counter market, liabilities	100.00%	100.00%
Credit contracts [Member]
Derivative Assets
Gross amounts recognized, assets	$ 95	$ 108
Gross amounts offset in consolidated balance sheet, assets	(73)	(65)
Net amounts in consolidated balance sheet, assets	22	43
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Assets	(1)	(1)
Net amounts, assets	$ 21	$ 42
Percent exchanged in the over the counter market, assets	90.00%	95.00%
Derivative Liabilities
Gross amounts recognized, liabilities	$ 58	$ 83
Gross amounts offset in consolidated balance sheet	(39)	(66)
Net amounts in consolidated balance sheet, liabilities	19	17
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting), Liabilities	(3)	(3)
Net amounts, liabilities	$ 16	$ 14
Percent exchanged in the over the counter market, liabilities	91.00%	97.00%